Expense Example - Small-MidCap Dividend Income Fund	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Class C 1 year	Class C 3 years	Class C 5 years	Class C 10 years	Institutional Class 1 year	Institutional Class 3 years	Institutional Class 5 years	Institutional Class 10 years	Class R-6 1 year	Class R-6 3 years	Class R-6 5 years	Class R-6 10 years
USD ($)	658	899	1,158	1,898	290	600	1,036	2,054	87	282	494	1,103	81	263	461	1,033